Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000014207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.21%	7.00%	8.55%
C000014209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.18%	7.39%	8.34%
C000120937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000171358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000075110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.94%	(0.34%)	2.05%
C000033565
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.77%	8.00%	10.25%
C000014215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	6.68%	8.35%	10.03%
C000014216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(7.31%)	6.59%	8.45%
C000034727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(3.72%)	6.97%	8.26%
C000081648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.57%	10.85%	14.43%
C000014225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.83%	11.21%	14.36%
C000048018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000014226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.21%	9.08%	9.16%
C000014228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.23%	9.43%	8.92%
C000014230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000142453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(11.09%)	2.54%	7.71%
C000014233
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(7.69%)	2.87%	7.50%
C000070580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000014207
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%	8.17%	9.13%
Without Sales Load [Member] | C000014209
Average Annual Return [Line Items]
Average Annual Return, Percent	10.18%	7.39%	8.34%
Without Sales Load [Member] | C000120937
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%	8.45%	9.41%
Without Sales Load [Member] | C000171358
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	7.91%	8.88%
Without Sales Load [Member] | C000171359
Average Annual Return [Line Items]
Average Annual Return, Percent	11.33%	8.50%	9.46%
Without Sales Load [Member] | C000075110
Average Annual Return [Line Items]
Average Annual Return, Percent	7.38%	0.31%	2.39%
Without Sales Load [Member] | C000033565
Average Annual Return [Line Items]
Average Annual Return, Percent	7.78%	0.58%	2.65%
Without Sales Load [Member] | C000014213
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	9.16%	10.85%
Without Sales Load [Member] | C000014215
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	8.35%	10.03%
Without Sales Load [Member] | C000014216
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%	9.43%	11.13%
Without Sales Load [Member] | C000014219
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.17%)	7.75%	9.03%
Without Sales Load [Member] | C000034727
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.91%)	6.97%	8.26%
Without Sales Load [Member] | C000081648
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.90%)	8.18%	9.42%
Without Sales Load [Member] | C000014223
Average Annual Return [Line Items]
Average Annual Return, Percent	14.59%	12.05%	15.04%
Without Sales Load [Member] | C000014225
Average Annual Return [Line Items]
Average Annual Return, Percent	13.75%	11.21%	14.36%
Without Sales Load [Member] | C000048018
Average Annual Return [Line Items]
Average Annual Return, Percent	14.88%	12.33%	15.33%
Without Sales Load [Member] | C000080478
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	11.77%	14.75%
Without Sales Load [Member] | C000014226
Average Annual Return [Line Items]
Average Annual Return, Percent	12.12%	10.26%	9.74%
Without Sales Load [Member] | C000014228
Average Annual Return [Line Items]
Average Annual Return, Percent	11.23%	9.43%	8.92%
Without Sales Load [Member] | C000014230
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%	10.54%	10.02%
Without Sales Load [Member] | C000014229
Average Annual Return [Line Items]
Average Annual Return, Percent	11.83%	9.98%	9.47%
Without Sales Load [Member] | C000142453
Average Annual Return [Line Items]
Average Annual Return, Percent	12.42%	10.59%	10.09%
Without Sales Load [Member] | C000014231
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.19%)	3.64%	8.30%
Without Sales Load [Member] | C000014233
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.85%)	2.87%	7.50%
Without Sales Load [Member] | C000070580
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.97%)	3.90%	8.57%
Without Sales Load [Member] | C000080479
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.42%)	3.38%	8.03%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	7.58%	0.06%	2.43%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	9.88%	9.69%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	9.88%	9.69%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	2.62%	9.88%	9.69%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.81%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.15%	13.14%	14.27%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%	8.47%	9.77%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%	8.47%	9.77%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%	8.47%	9.77%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%	8.47%	9.77%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	13.70%	8.47%	9.77%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return, Percent	14.50%	11.94%	12.40%
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return, Percent	14.50%	11.94%	12.40%
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return, Percent	14.50%	11.94%	12.40%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.31%	18.11%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.31%	18.11%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.31%	18.11%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.56%	15.31%	18.11%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.32%	10.52%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.32%	10.52%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.32%	10.52%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.32%	10.52%
EATON VANCE Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	15.91%	11.32%	10.52%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.61%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.61%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.61%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.81%	6.09%	9.61%